SEGMENT REPORTING (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total net revenue	$ 9,232,123	$ 6,564,788	$ 17,633,288	$ 27,863,972
Cost of revenue	2,712,408	1,918,900	4,569,593	4,192,648
Total operating expenses	3,546,171	3,386,312	6,849,442	8,534,618
Operating income (loss)	2,973,544	1,259,576	6,214,253	15,136,706
Net income (loss)	2,368,069	977,260	5,119,870	12,172,655
Total assets ? December 31, 2018	57,250,085		45,569,994	52,378,380
Sales Revenue, Net [Member]
Total net revenue	9,232,123	6,564,788	17,633,288	27,863,972
Cost of revenue	2,712,408	1,918,900	4,569,593	4,192,648
Total operating expenses	2,789,564	2,568,215	4,942,290	3,561,730
Operating income (loss)	2,973,544	1,259,576	6,214,253	15,136,706
Net income (loss)	2,368,069	977,260	5,119,870	12,172,655
Total assets ? December 31, 2018	57,250,085		45,569,994	52,378,380
Unallocated corporate expenses	756,607	818,097	1,907,152	4,972,888
Segment assets	56,397,043		44,761,276	52,343,794
Unallocated assets	853,042		808,718	34,586
Aloe Product Sales [Member]
Total net revenue	10,543,143	6,937,370	20,562,273	34,264,243
Cost of revenue	4,044,693	2,338,417	8,241,218	11,290,537
Total operating expenses	2,391,405	2,010,403	3,908,759	2,863,768
Operating income (loss)	4,107,045	2,588,550	8,412,296	20,109,938
Net income (loss)	3,788,154	2,319,790	7,309,224	17,084,396
Total assets ? December 31, 2018	59,619,292		46,762,137	52,047,816
Unallocated corporate expenses
Segment assets	59,619,292		46,762,137	52,047,816
Unallocated assets
Aloe Material Sales [Member]
Total net revenue	1,075,642	1,253,139	2,034,142	2,754,634
Cost of revenue	735,480	865,988	1,280,284	1,848,718
Total operating expenses	457,251	570,468	1,045,715	880,463
Operating income (loss)	(117,089)	(183,317)	(291,857)	25,453
Net income (loss)	(123,905)	(196,543)	(293,069)	88,028
Total assets ? December 31, 2018	3,982,813		3,871,395	4,315,348
Unallocated corporate expenses
Segment assets	3,982,813		3,871,395	4,315,348
Unallocated assets
Inter Segment And Reconciling Item [Member]
Total net revenue	(2,386,662)	(1,625,721)	(4,963,127)	(9,154,905)
Cost of revenue	(2,067,765)	(1,285,505)	(4,951,909)	(8,946,607)
Total operating expenses	(59,092)	(12,656)	(12,184)	(182,501)
Operating income (loss)	(259,805)	(327,560)	966	(25,797)
Net income (loss)	(259,805)	(327,560)	966	(25,797)
Total assets ? December 31, 2018	(7,205,062)		(5,872,256)	(4,019,370)
Unallocated corporate expenses
Segment assets	(7,205,062)		(5,872,256)	(4,019,370)
Unallocated assets